Share-Based Payments - Summary of Bank's Employee Stock Option Plan Outstanding and Exercisable by Range of Exercise Price (Parenthetical) (Detail)	Oct. 31, 2022 $ / shares	Oct. 31, 2021
Options under hollis wealth plans [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding other equity instrument	1,287,242	0
Ranges of exercise prices for outstanding share options one [member] | Bottom of range [member] | Employee stock options [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, exercise price	$ 55.63
Ranges of exercise prices for outstanding share options one [member] | Top of range [member] | Employee stock options [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, exercise price	68.32
Ranges of exercise prices for outstanding share options Two [member] | Bottom of range [member] | Employee stock options [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, exercise price	68.36
Ranges of exercise prices for outstanding share options Two [member] | Top of range [member] | Employee stock options [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, exercise price	74.34
Ranges of exercise prices for outstanding share options three [member] | Bottom of range [member] | Employee stock options [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, exercise price	74.35
Ranges of exercise prices for outstanding share options three [member] | Top of range [member] | Employee stock options [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, exercise price	$ 85.46